Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of the Major Related Parties	The table below sets the major related parties and their relationships with the Company:
Name of related parties	Relationship with the Company
Yingkai Xu	Serving as a shareholder, CEO and Chairman of the Board of Directors of Mingteng International, as well as the husband of the board member, Jingzhu Ding.
Jingzhu Ding	Serving as a shareholder and Director of Mingteng International, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns 100% equity interest.
The table below sets the major related parties and their relationships with the Company as of December 31, 2023:
Name of related parties	Relationship with the Company
Yingkai Xu	Shareholder, CEO and Chairman of the Company, husband of the Director, Jingzhu Ding, of Mingteng International.
Jingzhu Ding	Shareholder and Director of the Company, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory	Ms. Jingzhu Ding owns a 100% share.

Schedule of the Significant Transactions with Related Parties	Significant transactions with related parties were as follows:
	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Purchase from related parties:
Wuxi Kaiteng Mold Factory	$118,032	$145,717
Subtotal	$118,032	$145,717
Significant transactions with related parties were as follows:
	For the years ended December 31,
Purchases from related parties:	2023	2022
Wuxi Kaiteng Mold Factory	$293,226	$281,201
Total cost of revenues - related parities	$293,226	$281,201

Schedule of Represented Related Party	The following represented related party balances as of June 30, 2024 and December 31, 2023:
	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Amounts due to related parties
Wuxi Kaiteng Mold Factory	$202,447	$207,780
Jingzhu Ding	34,853	32,529
Subtotal	$237,300	$240,309

The following represented related party balances as of December 31, 2023 and 2022:
	As of December 31,
	2023	2022
Amounts due to related parties
Jingzhu Ding	$32,529	$66,966
Wuxi Kaiteng Mold Factory	207,780	249,073
	$240,309	$316,039